Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
1. Plan Description

General

The following description of the Home Bank, N. A. Profit Sharing and 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

The Plan is a defined contribution plan covering all employees who are at least 18 years old and employed with Home Bank, N. A. (the “Bank” or "Employer"), the sponsor of the Plan and wholly-owned subsidiary of Home Bancorp, Inc. The Plan is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Contributions

Eligible participants may elect to contribute, on a pre-tax basis, up to 75% of their compensation, as defined in the Plan document, subject to certain limitations. Participants are also allowed to make rollover contributions from other qualified plans. The Plan provides for automatic enrollment contributions for eligible participants of 6% of their compensation, unless the eligible employee affirmatively elects otherwise. The deferral percentage is increased annually by 1% limited to 8% unless the eligible participant affirmatively elects otherwise.

The Bank may make a discretionary profit sharing contribution as determined each year. No profit sharing contributions were made for the year ended December 31, 2025. Effective January 1, 2017, the Plan was amended to make safe harbor matching contributions equal to 100% of employee deferral contributions that are not over 4% of compensation, plus 50% of the employee deferral contributions that are over 4% of compensation but are not over 6% of compensation. Participants age 50 or older may also make catch-up contributions up to limits specified under the Internal Revenue Code (“IRC”), but such contributions are not taken into account for purposes of determining the Bank’s safe harbor matching contribution.

Plan Transfers

Participants who also participate in the Home Bancorp, Inc. Employee Stock Ownership Plan ("ESOP") and meet certain eligibility requirements of the plan are allowed to transfer a portion of their account balance from the ESOP to the 401(k) Plan under the diversification provisions of the ESOP Plan. Participants who are at least age 55 with at least 10 years of participation in the Plan may elect to diversify a portion of their account balance. Eligible participants have the opportunity to transfer up to 25% of the total number of shares of the Company's stock allocated to his or her account, less any shares previously diversified for the first five years. After the five-year election period, additional transfers are allowed but are limited to 50% of their account balance. Funds elected to be diversified into the 401(k) Plan and invested in funds as chosen by the participant during the year ended December 31, 2025, totaled $208,969.
Vesting

Participants are immediately vested in their elective deferral and rollover contributions plus actual earnings thereon. Vesting in the employer’s safe harbor matching contributions is based on years of continuous service. A participant is 100% vested in safe harbor matching contributions after two years of credited service. Vesting in the employer’s matching, other than safe harbor matching contributions, and discretionary contribution portions of their accounts plus actual earnings thereon is based on years of continuous service. A participant is 100% vested after six years of credited service. Prior to death or retirement, participants vest in employer contributions and related earnings in accordance with the following schedule:

Years of Service	Vested Percent
Less than 2 years	0%
2 years	20
3 years	40
4 years	60
5 years	80
6 or more years	100

On the occurrence of death, disability, retirement or Plan termination, a participant becomes fully vested in employer contributions and related earnings.

Payment of Benefits

Participants may elect to receive their account value in the form of an annuity, a lump-sum distribution or, if eligible, in the form of an IRA rollover when they terminate employment or because of death, disability or retirement. Participants may also transfer their account balance to another tax deferred qualified plan. In accordance with the Plan provisions, hardship withdrawals and certain in-service distributions may be made by the Plan.

Participant Accounts

Individual accounts are maintained for each of the Plan’s participants to reflect the participant’s contributions, the Bank’s safe harbor matching contributions and allocations of the Plan’s investment income or losses and administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Forfeited Accounts

At December 31, 2025 and 2024, the Plan had forfeited nonvested accounts of $1 and $4,741, respectively. In 2025, administrative expenses of $31,083 were paid from forfeited nonvested accounts.
Notes Receivable from Participants

Participants may borrow from their accounts in amounts ranging from a minimum of $1,000 to a maximum of 50% of the account balance, not to exceed $50,000. Loan maturities generally range from one to five years, but may extend up to ten years for the purchase of a primary residence. The loans are collateralized by the balance in the participant’s account. The outstanding loan balances carried an interest rate of 7.00% for both 2025 and 2024. Principal and interest are paid ratably through bi-weekly payroll deductions.

Investment Options
Under the provisions of the Plan, participating employees may direct contributions to various investment options, including mutual funds, pooled separate accounts and a common stock fund for Home Bancorp, Inc. The Home Bancorp, Inc. Stock Fund holds common stock of Home Bancorp, Inc. and uninvested cash to meet certain distributions and, on a short-term basis, pending investment in additional Home Bancorp, Inc. common stock. Participants have the ability to change investment elections and transfer funds among the various fund options on a daily basis.